Stock-Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock - Common Stock Reserved and Unissued (Parenthetical) (Detail)
In Millions, unless otherwise specified
1 Months Ended
Feb. 23, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Excluded shares for potential issuance of equity forward transaction	31